SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 27. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

We currently have two operating segments: an Asian online game and service business segment, and a cloud service business segment. The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. The cloud service business segment mainly derives its revenues from providing cloud products and services to medium-to-larger enterprises as well as public sectors.

Financial information for each operating segment was as follows for the years ended December 31, 2013, 2014, and 2015:

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2013:
Net revenue from external customers	$14,106	$926	$15,032

Loss from operations	$(33,677)	$(1,218)	$(34,895)

Share-based compensation	$(225)	$69	$(156)

Impairment loss on intangible assets	$13,251	$—	$13,251

Impairment loss on prepaid licensing and royalty fees	$2,752	$—	$2,752

Impairment loss on goodwill	$17,054	$—	$17,054

Interest income	$9	$—	$9

Interest expense	$8	$—	$8

Gain on sales of marketable securities	$1,739	$—	$1,739

Foreign exchange gain	$236	$—	$236

Gain on equity method investments - net	$526	$—	$526

Depreciation	$336	$8	$344

Amortization, including intangible assets	$1,862	$42	$1,904

Income tax expense	$150	$78	$228

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2014:
Net revenue from external customers	$8,199	$1,580	$9,779

Loss from operations	$(8,639)	$(1,510)	$(10,149)

Share-based compensation	$93	$7	$100

Impairment loss on property, plant and equipment	$—	$28	$28

Impairment loss on intangible assets	$—	$115	$115

Impairment loss on prepaid licensing and royalty fees	$1,259	$—	$1,259

Interest income	$31	$—	$31

Interest expense	$243	$—	$243

Gain on sales of marketable securities - net	$8,792	$—	$8,792

Foreign exchange gain (loss)	$(306)	$—	$(306)

Gain (loss) on equity method investments - net	$(531)	$—	$(531)

Depreciation	$239	$28	$267

Amortization, including intangible assets	$1,124	$71	$1,195

Income tax expense (benefits)	$(92)	$—	$(92)

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2015:
Net revenue from external customers	$8,545	$1,706	$10,251

Loss from operations	$(12,735)	$(1,240)	$(13,975)

Share-based compensation	$6	$(23)	$(17)

Impairment loss on property, plant and equipment	$—	$60	$60

Impairment loss on intangible assets	$—	$5	$5

Impairment loss on prepaid licensing and royalty fees	$4,187	$—	$4,187

Interest income	$12	$—	$12

Interest expense	$128	$1	$129

Gain on sales of marketable securities - net	$19,939	$—	$19,939

Foreign exchange gain (loss)	$(145)	$—	$(145)

Gain (loss) on equity method investments - net	$(600)	$—	$(600)

Impairment loss on marketable securities and investments	$1,290	$—	$1,290

Depreciation	$233	$40	$273

Amortization, including intangible assets	$212	$32	$244

Income tax expense (benefits)	$(14)	$—	$(14)

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2013	2014	2015
Loss from operations:
Total segments	$(34,895)	$(10,149)	$(13,975)
Adjustment*	(3,592)	(3,324)	(6,020)

Total GigaMedia consolidated	$(38,487)	$(13,473)	$(19,995)

Share-based compensation
Total segments	$(156)	$100	$(17)
Adjustment*	375	(79)	82

Total GigaMedia consolidated	$219	$21	$65

Impairment loss on property, plant and equipment:
Total segments	$—	$28	$60
Adjustment*	—	—	—

Total GigaMedia consolidated	$—	$28	$60

Impairment loss on intangible assets:
Total segments	$13,251	$115	$5
Adjustment*	—	—	—

Total GigaMedia consolidated	$13,251	$115	$5

Impairment loss on prepaid licensing and royalty fees:
Total segments	$2,752	$1,259	$4,187
Adjustment*	—	—	—

Total GigaMedia consolidated	$2,752	$1,259	$4,187

Interest income:
Total segments	$9	$31	$12
Adjustment*	229	651	321

Total GigaMedia consolidated	$238	$682	$333

Interest expense:
Total segments	$8	$243	$129
Adjustment*	41	—	53

Total GigaMedia consolidated	$49	$243	$182

Gain (loss) on sales of marketable securities - net:
Total segments	$1,739	$8,792	$19,939
Adjustments*	—	(171)	—

Total GigaMedia consolidated	$1,739	$8,621	$19,939

Foreign exchange gain (loss):
Total segments	$236	$(306)	$(145)
Adjustments*	(191)	(250)	(252)

Total GigaMedia consolidated	$45	$(556)	$(397)

(in US$ thousands)	2013	2014	2015
Gain (loss) on equity method investments - net:
Total segments	$526	$(531)	$(600)
Adjustment*	—	—	—

Total GigaMedia consolidated	$526	$(531)	$(600)

Impairment loss on marketable securities and investments:
Total segments	$—	$—	$1,290
Adjustment*	—	—	—

Total GigaMedia consolidated	$—	$—	$1,290

Depreciation:
Total segments	$344	$267	$273
Adjustments*	64	39	21

Total GigaMedia consolidated	$408	$306	$294

Amortization:
Total segments	$1,904	$1,195	$244
Adjustments*	3	16	1

Total GigaMedia consolidated	$1,907	$1,211	$245

Income tax expense (benefit):
Total segments	$228	$(92)	$(14)
Adjustments*	(167)	19	(400)

Total GigaMedia consolidated	$61	$(73)	$(414)

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2013, 2014 and 2015, the compensation related was approximately $2.1 million, $1.7 million and $1.3 million, respectively; professional fees was approximately $125 thousand, $174 thousand and $587 thousand, respectively. The termination charge of proposed acquisition of $2.0 million in 2015 is also included in the adjustments.

Major Product Lines

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2013	2014	2015
MahJong and casino casual games	$7,065	$4,301	$3,113
PC massively multiplayer online games	6,968	1,908	1,670
Mobile role playing games	—	1,914	2,807
Other games and game related revenues	73	76	955
Cloud computing services	926	1,580	1,706

	$15,032	$9,779	$10,251

Major Customers

No single customer represented 10 percent or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2013	2014	2015
Taiwan	$11,793	$7,413	$6,889
Hong Kong	3,239	2,366	3,362

	$15,032	$9,779	$10,251

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2013	2014	2015
Taiwan	$1,657	$1,641	$1,320
Hong Kong	20	22	71

	$1,677	$1,663	$1,391